Accrued and Other Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Arrangement [Line Items]
Deferred revenue	€ 2,033.0	€ 1,703.0
Costs to be paid [Line Items]
Accrued Liabilities	208.7	197.5
Credits Regarding Free or Discounted Products or Services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	1,626.2	1,349.8
Extended and Enhanced (Optic) Warranty Contracts [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	349.6	312.1
expected losses for upgrading EUV in the field [Member]
Costs to be paid [Line Items]
Accrued Liabilities	€ 84.5	€ 88.8